Recent Accounting Pronouncements and Changes to Accounting Policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Recent Accounting Pronouncements and Changes to Accounting Policies
6. Recent Accounting Pronouncements and Changes to Accounting Policies
a) Leases
Effective January 1, 2019, the Company adopted IFRS 16
Leases
(IFRS 16) using the modified retrospective approach. The new standard requires a lessee to recognize a liability to make lease payments (the lease liabilities) and an asset to recognize the right to use the underlying asset during the lease term (the lease assets) in the consolidated statement of financial position.
The Company recognized the
after-tax
cumulative effect of initially applying IFRS 16 as an adjustment to opening retained earnings at January 1, 2019. Comparative information has not been restated and continues to be reported under IAS 17
Leases
(IAS 17) and IFRIC 4
Determining Whether an Arrangement Contains a Lease
(IFRIC 4).
The Company used the practical expedient not to reassess whether a contract is or contains a lease at January 1, 2019. Instead, the Company applied IFRS 16 only to contracts previously identified as leases under IAS 17 and IFRIC 4.
The Company also used the following practical expedients to account for leases at January 1, 2019:

•
Applied recognition exemptions for operating leases when the underlying asset was of low value or the lease term ends within 12 months. The lease payments associated with these leases are recognized as an expense in administrative and marketing expenses.

•	Applied a single discount rate to a portfolio of leases with similar characteristics.

•
Relied on the Company’s assessment of whether leases are onerous immediately before January 1, 2019 and adjusted the lease asset by the amount of any provision for onerous leases previously recognized in the consolidated statement of financial position.

•	Excluded initial direct costs when measuring the lease asset.

•	Used hindsight to determine the lease term when the contract contained options to extend or terminate the lease.

Quantitative impact of significant changes
The significant impact on the Company’s consolidated statement of financial position at January 1, 2019, after the adoption of IFRS 16 is as follows:

	January 1, 2019
	After IFRS 16 $	Before IFRS 16 $	Increase (Decrease) $

Current
Trade and other receivables	828.1	878.1	(50.0)
Prepaid expenses	43.9	56.8	(12.9)
Other assets	24.3	23.2	1.1
Non-current
Lease assets	561.8	-	561.8
Intangible assets	242.0	247.7	(5.7)
Other assets	178.2	175.5	2.7

Total increase in assets			497.0

Current
Trade and other payables	566.9	567.2	(0.3)
Lease liabilities	44.8	-	44.8
Provisions	41.7	42.4	(0.7)
Other liabilities	5.0	23.2	(18.2)
Non-current
Lease liabilities	600.2	-	600.2
Provisions	86.6	78.2	8.4
Deferred tax liabilities	42.8	54.3	(11.5)
Other liabilities	10.9	105.4	(94.5)
Shareholders’ equity
Retained earnings	820.0	851.2	(31.2)

Total increase in liabilities and equity			497.0

For leases previously classified as operating leases, lease liabilities were measured at the present value of the remaining lease payments, discounted using the Company’s weighted-average incremental borrowing rate, and calculated in accordance with IFRS 16, at January 1, 2019, of 4.6%. Associated lease assets for certain building leases, elected on a lease-by-lease
basis, were measured retrospectively as though IFRS 16 had been applied since the commencement date. Other lease assets were measured at the amount equal to the lease liabilities. The lease assets were adjusted by the amount of any prepaid rent, lease inducement benefits, or acquisition lease advantages or disadvantages relating to that lease and recognized in the consolidated statement of financial position as at December 31, 2018.
On adoption of IFRS 16 at January 1, 2019, lease inducement benefits and lease disadvantages of $112.7 at December 31, 2018, were reclassified from other liabilities to lease assets. The provision for onerous leases (consisting of lease exit liabilities and sublease losses) recognized at December 31, 2018, was also reclassed to reduce lease asset balances. The Company did not reclassify the provision for onerous leases that were considered to be short-term.
The lease liabilities as at January 1, 2019 can be reconciled to the total minimum lease payments disclosed in Note 20 of the Company’s annual consolidated financial statements as of December 31, 2018, as follows:

January 1, 2019 $

Total minimum lease payments disclosed as at December 31, 2018	902.5
Commitments relating to short-term leases	(15.3)
Commitments relating to leases of low-value assets	(6.3)
Extension and termination options reasonably certain to be exercised	7.1
Payments relating to fixed non-lease components	13.0
Commitments relating to leases not commenced but committed	(54.4)
Lease inducements receivable	(58.1)

Undiscounted lease payments	788.5
Discount effect at January 1, 2019	(143.5)

Lease liabilities recognized at January 1, 2019	645.0

b) Other recent adoptions
The following amendments and interpretations have been adopted by the Company effective January 1, 2019. The adoption of these amendments did not have a material impact on the financial position or performance of the Company.

•
In June 2017, the IFRIC issued IFRIC 23
Uncertainty
O
ver Income Tax Treatments (IFRIC 23).
This interpretation addresses how to reflect the effects of uncertainty in accounting for income tax. It does not apply to taxes outside of the scope of IAS 12
Income Taxes (IAS 12
), such as excise taxes. When there is uncertainty over income tax treatments under IAS 12, IFRIC 23 is applied to determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits, and tax rates. On adoption of IFRIC 23 on January 1, 2019, excise taxes payable of $7.3 was reclassified from uncertain tax liabilities to other liabilities.

•
In October 2017, the IASB issued
Prepayment Features with Negative Compensation (Amendments to IFRS 9)
. The amendments address concerns about how IFRS 9
Financial Instruments
classifies prepayable financial assets and clarifies accounting for financial liabilities following a modification.

•
In October 2017, the IASB issued
Long-term Interest in Associates and Joint Ventures (Amendments to IAS 28)
. The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture that forms part of a net investment in the associate or joint venture but to which the equity method is not applied.

•
In December 2017, the IASB issued
Annual Improvements (2015-2017 Cycle)
to make necessary but
non-urgent
amendments to IFRS 3
Business Combinations
, IFRS 11
Joint Arrangements
, IAS 12
Income Taxes
, and IAS 23
Borrowing Costs
.

•
In February 2018, the IASB issued amendments to IAS 19
Employee Benefits
, which requires entities to use updated actuarial assumptions to determine current service cost and net interest when plan amendments, curtailments, or settlements occur during an annual reporting period.

In September 2019, the IFRS Interpretations Committee, acting on a request for interpretation, concluded that the presentation requirements in IAS 1
Presentation of Financial Statements
apply to uncertain tax liabilities or assets recognized under IFRIC 23 (the Decision). An entity is required to present uncertain tax liabilities as current tax liabilities or deferred tax liabilities, and uncertain tax assets as current tax assets or deferred tax assets. Prior to September 30, 2019, the Company classified these amounts as other liabilities. As a result of the Decision, the Company has presented uncertain tax liabilities of $25.9 as income taxes payable at December 31, 2019. The impact of the Decision was also applied retrospectively to the December 31, 2018 consolidated statement of financial position. Further, the amount of $35.0 as of December 31, 2018 has been reclassified from non-current
to current liabilities.

c) Future adoptions
Listed below are the standards, amendments, and interpretations that the Company reasonably expects to be applicable at a future date and intends to adopt when they become effective. The Company is currently considering the impact of adopting these standards, amendments, and interpretations on its consolidated financial statements and cannot reasonably estimate the effect at this time, unless specifically mentioned below.
Interest Rate Benchmark (IBOR) Reform
In September 2019, the IASB issued
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39, and IFRS 7).
The amendments provide temporary relief during the period of uncertainty for companies that have hedges that are expected to be impacted by the interest rate benchmark reform and provide additional disclosure requirements. These amendments are effective January 1, 2020, with earlier application permitted. The Company is evaluating the impact as it relates to the interest rate swap (note 25).
Other future adoptions
●
In March 2018, the IASB issued the revised
Conceptual Framework for Financial Reporting
, which includes revised definitions of an asset and a liability as well as new guidance on measurement and derecognition, presentation, and disclosure. The amendments have an effective date of January 1, 2020, and apply when companies that use the framework to develop accounting policies when no IFRS applies to a transaction or when a standard allows a choice of accounting policy.

●
In October 2018, the IASB issued the revised
Definition of a Business (Amendments to IFRS 3)
. The amendments clarify the definition of a business with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. The amendments are effective for business combinations where the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020, with earlier application permitted.

●
In October 2018, the IASB issued the
Definition of Material (Amendments to IAS 1 and IAS 8)
. The amendments clarify the definition of material to align the definition used in the
Conceptual Framework for Financial Reporting
and the IFRS standards. The amendments are effective for annual reporting periods beginning on or after January 1, 2020, with earlier application permitted.

●
In January 2020, the IASB issued
Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1).
The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current.
The amendments include clarifying the classification requirements for debt a company might settle by converting it into equity. The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted.